INCOME TAXES - Deferred Tax Assets (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
INCOME TAXES
Bad debt allowance recorded for accounts receivable		$ 303,056	$ 289,756	$ 299,596
Inventory provision		16,087
Net operating loss carry-forward		539,354	159,219	152,257
Less: valuation allowance		(133,885)	(159,219)	(152,257)
Total	¥ 724,612	$ 724,612	$ 289,756	$ 299,596